Capital and financial risk management - Financial risk management (Details) € in Millions	12 Months Ended
	Mar. 31, 2022 EUR (€) item	Mar. 31, 2021 EUR (€)
Capital and financial risk management
Number of times per year the treasury risk committee meets | item	3
Bonds subject to financial covenant ratios	€ 0
Bonds having change of control clause	€ 38,000	€ 37,000